ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Note 11–  ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of	As of
	March 31, 2020	March 31, 2019
	USD	USD
Accrued payroll and benefits	1,455,134	1,016,704
Professional fee and other accrued expenses	1,463,282	830,734
Funds collected on behalf of employees for exercise of option	—	724,256
Custodian Bank service fee (a)	—	219,405
	2,918,416	2,791,099
(a)

Since January 2017, the Company has integrated its asset custody system with Jiangxi Bank. Under the terms of the agreement, all funds of borrowers and investors will be managed by Jiangxi Bank to ensure security and compliance with relevant PRC laws and regulations. Jiangxi Bank independently administers payments to borrowers, investors and the Company as well as clearance and fund settlements associated with these payments. Jiangxi Bank charged the Company depositary service fee, recharge and collection fees and withdrawal fees according to types of service it provided. The agreement was automatically renewed from January 1, 2020 to January 1, 2021.